Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES:
Net loss	$ (25,365)	$ (16,046)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	27,300	26,732
Vessels impairment loss	6,800	7,345
Impairment of receivable in affiliated company	6,900	(0)
Non cash accrued interest income and amortization of deferred revenue	(788)	(6,303)
Non cash accrued interest income from receivable from affiliates	0	(141)
Amortization of operating lease right-of-use asset	459	0
Amortization and write-off of deferred financing cost and discount	1,018	4,633
Amortization of deferred dry dock and special survey costs	4,888	3,100
Equity in net earnings of affiliated companies	(968)	(185)
Equity compensation expense	483	1,013
Changes in operating assets and liabilities:
(Increase)/ decrease in accounts receivable	(18)	4,011
Net increase in prepaid expenses and other current assets	(1,230)	(5,784)
Net decrease in accounts payable	(2,567)	(762)
Net increase in accrued expenses	2,035	613
Net increase in deferred revenue	1,564	329
Decrease in amounts due from related parties	14,860	1,237
Net increase in amounts due to related parties	22,149	0
Payments for dry dock and special survey costs	(9,341)	(5,366)
Operating lease liabilities short and long-term	(504)	0
Net cash provided by operating activities	47,675	14,426
INVESTING ACTIVITIES:
Net cash proceeds from sale of vessels	0	5,978
Deposit for option to acquire vessel	(4,435)	(126)
Acquisition of/ additions to vessels, net of cash acquired	(37,573)	(5,832)
Repayments of notes receivable	2,344	2,344
Loans receivable from affiliates	0	(4,000)
Net cash used in investing activities	(39,664)	(1,636)
FINANCING ACTIVITIES:
Cash distributions paid	(6,731)	(6,822)
Net proceeds from issuance of general partner units	0	8
Proceeds from long-term debt	46,475	70,765
Repayment of long-term debt and financial liabilities	(47,927)	(96,733)
Deferred financing fees	(415)	(1,744)
Acquisition of treasury stock	0	(4,499)
Net cash used in financing activities	(8,598)	(39,025)
Decrease in cash, cash equivalents and restricted cash	(587)	(26,235)
Cash, cash equivalents and restricted cash, beginning of period	30,402	61,455
Cash, cash equivalents and restricted cash, end of period	29,815	35,220
Supplemental disclosures of cash flow information
Cash interest paid	13,053	18,724
Non cash financing activities
Accrued deferred financing costs	0	206
Non cash investing activities
Accrued interest on loan receivable from affiliates	0	183
Loans receivable from affiliates	(9,992)	0
Acquisition of vessels	$ 19,997	$ 0